Restricted Cash	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Restricted Cash
(18)	Restricted Cash

Restricted cash maintained by the Company in the form of term deposits is as follows:

	Years Ended December 31,
	2014	2013	2012
	A$	A$	A$

Financial covenant pursuant to the credit agreement	2,600,000	2,600,000	0
Letter of credit issued in favour of a supplier	0	575,000	575,000
Collateral for facilities	320,000	320,000	320,000

	2,920,000	3,495,000	895,000

Financial covenant pursuant to the credit agreement and collateral for facilities are recorded under the caption “Other non-current assets” in the consolidated balance sheets. Letter of credit issued in favour of a supplier is recorded under the caption “Other current assets” in the consolidated balance sheets.